Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
Disclosure of detailed information about borrowings
The long-term debt is comprised by the following notes:

Loan	Amount	Annual interest rate	Monthly amortization	Maturity	31/12/2023	31/12/2022	31/12/2021

MetLife 10-year	150,000,000	4.55%	(1)	August 2026	144,266,224	146,723,915	149,071,012
Series A Senior Note	65,000,000	5.03%	(3)	September 2024	65,000,000	65,000,000	65,000,000
Series B Senior Note	60,000,000	5.31%	(3)	September 2027	60,000,000	60,000,000	60,000,000
Series A Senior Note	45,000,000	5.50%	(3)	May 2025	45,000,000	45,000,000	45,000,000
Series B Senior Note	45,000,000	5.85%	(3)	May 2028	45,000,000	45,000,000	45,000,000
MetLife 10-year	118,000,000	4.75%	(2)	December 2027	103,955,374	117,867,109	118,000,000
MetLife 8-year	26,600,000	4.75%	(1)	August 2026	25,620,991	26,041,321	26,441,925
Series RC Senior Note	70,000,000	5.18%	(4)	June 2029	70,000,000	70,000,000	70,000,000
Series RD Senior Note	15,000,000	5.28%	(5)	June 2031	15,000,000	15,000,000	15,000,000
Vesta ESG Global bond 35/8 05/31	350,000,000	3.63%	(6)	May 2031	350,000,000	350,000,000	350,000,000
					923,842,589	940,632,345	943,512,937

Less: Current portion					(69,613,002)	(4,627,154)	(2,880,592)

Less: Direct issuance cost					(8,655,835)	(10,132,759)	(9,979,721)

Total Long-term debt					$845,573,752	$925,872,432	$930,652,624
(1)On July 22, 2016 the Entity entered into a 10-year loan agreement with MetLife, interest on this loan is paid on a monthly basis. On March 2021, under this credit facility, an additional loan was contracted for $26,600,000 bearing interest on a monthly basis at a fixed interest rate of 4.75%. Principal amortization over the two loans will commence on September 1, 2023. This credit facility is guaranteed with 48 of the Entity’s properties.
(2)On November 1, 2017, the Entity entered into a 10-year loan agreement with MetLife, interest on this loan is paid on a monthly basis. The loan bears monthly interest only for 60 months and thereafter monthly amortizations of principal and interest until it matures on December 1, 2027. This loan is secured by 19 of the Entity’s investment properties under a Guarantee Trust. On November 28, 2023, the Entity prepaid $12,194,600 associated with the sale of one investment property under the Guarantee trust.
(3)Series A Senior Notes and Series B Senior Notes are not secured by investment properties of the Entity. The interest on these notes is paid on a monthly basis. As of December 31, 2023, Series A Senior Notes were reclassified to the Current portion of long-term debt.
(4)On June 25, 2019, the Entity entered into a 10-year senior notes series RC to financial institutions, interest on these loans is paid on a semiannual basis December 14, 2019. The note payable matures on June 14, 2029. Five of its subsidiaries are joint obligators under these notes payable.
(5)On June 25, 2019, the Entity entered into a 12-year note payable to financial institutions, interest on these loans is paid on a semiannual basis beginning December 14, 2019. The note payable matures on June 14, 2031. Five of its subsidiaries are joint obligators under these notes payable.
(6)On May 13, 2021, the Entity offered $350,000,000 Senior Notes, Vesta ESG Global bond 35/8 05/31 with maturity on May 13, 2031. Interest is paid on a semiannual basis at an annual interest rate of 3.625%. The cost incurred for this issuance was $7,746,222.

Disclosure of maturity analysis for non-derivative financial liabilities
Scheduled maturities and periodic amortization of long-term debt are as follows:

2025	49,856,047
2026	165,520,823
2027	98,852,717
2028	105,000,000
2029	70,000,000
Thereafter	365,000,000
Less: direct issuance cost	(8,655,835)

Total long-term debt	$845,573,752
The maturity of the long-term, its current portion and the accrued interest at December 31, 2023, 2022 and 2021 is as follows:

December 31, 2023	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,143,783	$67,306,362	$420,392,444	$435,000,000	$923,842,589
Accrued interest	4.98%	17,523,667	20,701,788	118,441,437	29,034,658	185,701,550

		$18,667,450	$88,008,150	$538,833,881	$464,034,658	$1,109,544,139

December 31, 2022	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,183,062	$3,444,093	$501,005,191	$435,000,000	$940,632,346
Accrued interest	4.98%	17,700,067	21,144,641	143,645,742	46,594,158	229,084,608

		$18,883,129	$24,588,734	$644,650,933	$481,594,158	$1,169,716,954

December 31, 2021	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$702,749	$2,177,843	$290,278,136	$650,354,209	$943,512,937
Accrued interest	4.98%	6,635,998	35,791,636	153,899,886	73,591,722	269,919,242

		$7,338,747	$37,969,479	$444,178,022	$723,945,931	$1,213,432,179